INTANGIBLE ASSETS - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite lived intangible assets estimated useful lives	20 years
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite lived intangible assets estimated useful lives	3 years
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Finite lived intangible assets estimated useful lives	5 years